Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WILLIAM BLAIR FUNDS
William Blair Emerging Markets Debt Fund
Supplement dated August 4, 2022 to the Summary Prospectus and Prospectus dated May 1, 2022
Important Notice Regarding Changes to Investment Objective
and Principal Investment Strategies
At meetings held on July 26‑27, 2022, the Board of Trustees of William Blair Funds approved certain changes to the William Blair Emerging Markets Debt Fund (the “Fund”). Accordingly, effective October 3, 2022, the following changes will be made to the Fund’s disclosure:
Investment Objective. In the Summary Prospectus, Prospectus, and page 101 of the Prospectus in the section entitled “Additional Information Regarding Investment Objectives and Strategies—Investment Objectives and Strategies,” the investment objective is deleted and replaced with the following:
The William Blair Emerging Markets Debt Fund seeks to provide attractive risk-
adjusted returns relative to the Fund’s benchmark.
Principal Investment Strategies. In the Summary Prospectus and Prospectus, the fourth paragraph in the section entitled “Principal Investment Strategies” is deleted and replaced with the following:
The Fund invests in assets denominated in the currencies of economically developed and politically stable countries that are members of the Organisation for Economic Co‑operation and Development (OECD), as well as in assets denominated in local currency. The Adviser may, but is not required to, hedge the currency risk associated with the Fund’s investments.
WILLIAM BLAIR FUNDS
150 North Riverside Plaza
Chicago, Illinois 60606
Please retain this supplement for future reference.

William Blair Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WILLIAM BLAIR FUNDS
William Blair Emerging Markets Debt Fund
Supplement dated August 4, 2022 to the Summary Prospectus and Prospectus dated May 1, 2022
Important Notice Regarding Changes to Investment Objective
and Principal Investment Strategies
At meetings held on July 26‑27, 2022, the Board of Trustees of William Blair Funds approved certain changes to the William Blair Emerging Markets Debt Fund (the “Fund”). Accordingly, effective October 3, 2022, the following changes will be made to the Fund’s disclosure:
Investment Objective. In the Summary Prospectus, Prospectus, and page 101 of the Prospectus in the section entitled “Additional Information Regarding Investment Objectives and Strategies—Investment Objectives and Strategies,” the investment objective is deleted and replaced with the following:
The William Blair Emerging Markets Debt Fund seeks to provide attractive risk-
adjusted returns relative to the Fund’s benchmark.
Principal Investment Strategies. In the Summary Prospectus and Prospectus, the fourth paragraph in the section entitled “Principal Investment Strategies” is deleted and replaced with the following:
The Fund invests in assets denominated in the currencies of economically developed and politically stable countries that are members of the Organisation for Economic Co‑operation and Development (OECD), as well as in assets denominated in local currency. The Adviser may, but is not required to, hedge the currency risk associated with the Fund’s investments.
WILLIAM BLAIR FUNDS
150 North Riverside Plaza
Chicago, Illinois 60606
Please retain this supplement for future reference.